Stockholders' Equity - Additional Information (Detail)													1 Months Ended		2 Months Ended	3 Months Ended					6 Months Ended					9 Months Ended	12 Months Ended
	Aug. 14, 2025 USD ($)	Jun. 02, 2025 $ / shares shares	Aug. 19, 2024 USD ($) $ / shares shares	Jul. 01, 2024 shares	Dec. 18, 2023 USD ($)	Sep. 19, 2023 USD ($)	Aug. 19, 2023 USD ($) $ / shares	Jun. 01, 2023 USD ($) shares	Aug. 19, 2022	Aug. 02, 2022 USD ($) $ / shares shares	Aug. 01, 2022 USD ($) shares	Aug. 19, 2021	Aug. 31, 2020 $ / shares shares	Sep. 30, 2014 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) yr $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) yr $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Oct. 18, 2024 shares	Aug. 31, 2024 shares	Jun. 29, 2023 shares
Class Of Stock [Line Items]
Share issuance costs | $																														$ 43,000
Preferred stock, par value | $ / shares															$ 0.001		$ 0.001	$ 0.001					$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Change in preferred stock | $																												$ 0		$ 0
Stock issued during period shares new issues										19,000
Net proceeds | $										$ 2,008,000
Common stock, shares issued															10,167,000	49,913,946	1,590,000	10,167,000			49,913,946		1,579,000	10,167,000		1,579,000		1,579,000	10,167,000	1,692,000
Common stock shares issued for services																														16,000
Value of common stock shares for services | $																														$ 110,000
Common stock, shares outstanding															10,167,000		1,590,000	10,167,000				42,323,759	1,579,000	10,167,000		1,579,000	42,323,759	1,579,000	10,167,000	1,692,000
Issuance of restricted stock units																								89				89,000		78,000
Stock option term																												10 years
Weighted average contractual term																	7 years 1 month 28 days		9 years 3 months 3 days					9 years	9 years 2 months 4 days			7 years 8 months 19 days		8 years 9 months 29 days
Total expense for restricted stock units issuance | $																	$ 3,000		$ 47,000					$ 85,000
Stock-based compensation expense | $																	$ 98,000	$ 165,000	160,000	$ 436,000				$ 325,000	$ 954,000			$ 607,000		$ 1,490,000
Sales agreement aggregate offering price | $					$ 10,900,000
Common stock, shares authorized															75,000,000	200,000,000	75,000,000	75,000,000			200,000,000	75,000,000	75,000,000	75,000,000		75,000,000	75,000,000	75,000,000	75,000,000	75,000,000
Preferred stock, shares authorized															5,000,000		5,000,000	5,000,000					5,000,000	5,000,000		5,000,000		5,000,000	5,000,000	5,000,000
Tuhura Biosciences Inc. and Subsidiary [Member]
Class Of Stock [Line Items]
Warrant exercise price | $ / shares																$ 5.7528					$ 5.7528
Share issuance costs | $																					$ 331,363		$ 393,707				$ 300,000
Amount of purchase common stock issued | $																$ 6,396,017											(1,346,912)
Stock issued during period shares new issues																					2,868,169
Net proceeds | $																					$ 5,914,625						$ 5,000,000
Common stock, shares issued															12,167,679			12,167,679				42,323,759		12,167,679			42,323,759		12,167,679
Common stock, shares outstanding															12,167,679	49,913,946		12,167,679			49,913,946	42,323,759		12,167,679			42,323,759		12,167,679			42,032,165
Issuance of restricted stock units																					505,298						4,047,059
Stock options exercise price | $ / shares																$ 5.99					$ 5.99	$ 5.83					$ 5.83
Stock-based compensation expense | $																					$ 2,831,783		$ 610,096				$ 1,958,663		$ 478,890
Common stock, shares authorized																200,000,000					200,000,000	75,000,000					75,000,000
Preferred stock, shares authorized																5,000,000					5,000,000	5,000,000					5,000,000
Conversion of preferred stock to common stock, shares																											16,912,843
Unregistered shares of warrants exercised																						4,730					4,730
Deemed dividend on warrant modifications | $																											$ 965,177
Class of warrant or right number of securities called by each warrant or right																1,208,104	641,850				1,208,104	4,730					4,730						641,850
Warrants exercised for cash | $																					$ 3,620,657						$ 1,944,765
Shares issued, price per share | $ / shares																$ 5.7528					$ 5.7528
Gross proceeds sale of stock | $	$ 8,912,175
Tuhura Biosciences Inc. and Subsidiary [Member] | Series A Warrants [Member]
Class Of Stock [Line Items]
Deemed dividend on warrant modifications | $																											$ 965,177
Tuhura Biosciences Inc. and Subsidiary [Member] | Financial Advisor Warrants [Member]
Class Of Stock [Line Items]
Warrants issued																											297,029
Warrants fair value | $																						$ 1,600,000					$ 1,600,000
Tuhura Biosciences Inc. and Subsidiary [Member] | Financial Advisor Warrants [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																						2.4					2.4
Sales Agreement [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues																								7,430,000
Net proceeds | $																								$ 2,500,000
Proceeds from issuance of shares of subscriptions receivable | $															$ 103,000,000			$ 103,000,000						$ 103,000,000					$ 103,000,000
Issuance of common stock recorded as subscriptions receivable																								581,000
Securities Purchase Agreement [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Class Of Stock [Line Items]
Warrant exercise price | $ / shares		$ 2.65
Share issuance costs | $																					$ 713,000
Aggregate shares of common stock issued and sold		4,759,309
Warrants exercise price | $ / shares		$ 3.3125
Net proceeds | $																					$ 3,700,000
Common stock, shares authorized																4,759,309					4,759,309
Shares issued, price per share | $ / shares		$ 2.65
Sale of stock, consideration received on transaction | $																					$ 3,700,000
Aggregate offering from purchasers | $																					4,000,000
Net proceeds from issuance of stock | $																					$ 8,199,479
Securities Purchase Agreement [Member] | Tuhura Biosciences Inc. and Subsidiary [Member] | Warrant [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues		3,363,076
Warrants exercise price | $ / shares		$ 3.3125
Expiration dates																					Dec. 02, 2025
Warrants expiration date																Dec. 02, 2030					Dec. 02, 2030
Placement Agent Agreements [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Class Of Stock [Line Items]
Expiration dates																					Dec. 02, 2025
2017 Omnibus Incentive Plan [Member]
Class Of Stock [Line Items]
Common stock, shares issued															440,000		13,000	440,000					440,000	440,000		440,000		440,000	440,000
Percentage of fully diluted shares of common stock																	8.00%							8.00%				8.00%
Two Thousand And Seventeen Omnibus Incentive Plan
Class Of Stock [Line Items]
Stock option vesting description																														vest as to 25% on August 30, 2024, with the remaining portion vesting in equal monthly installments over a period of 36 months from September 30, 2024 to September 30, 2027. All of the options to purchase shares of common stock granted have a 10-year term and are subject to cancellation upon the grantees’ termination of service for the Company, with certain exceptions.
Stock option term																								10 years
Stock options [Member]
Class Of Stock [Line Items]
Issuance of restricted stock units																								89,000				89,000	78,000
Stock options exercise price | $ / shares															$ 4.655			$ 4.655					$ 4.655	$ 4.655		$ 4.655		$ 4.655	$ 4.655
Aggregate intrinsic value of stock options exercisable | $																	$ 0		0
Unrecognized compensation expense | $															$ 603,000		$ 224,000	$ 603,000					$ 322,000	$ 603,000		$ 322,000		$ 322,000	$ 603,000
Unrecognized compensation expense, term																	1 year 9 months 18 days							2 years 4 months 9 days				2 years 7 days
Aggregate intrinsic value of unvested stock options | $																	$ 0		$ 0			$ 0		$ 0				$ 0
Vesting rights, percentage																												25.00%
Stock options [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Class Of Stock [Line Items]
Unrecognized compensation expense | $																$ 14,000,000					$ 14,000,000	$ 14,300,000					$ 14,300,000
Unrecognized compensation expense, term																					3 years						3 years
Stock options [Member] | Tranche One [Member]
Class Of Stock [Line Items]
Issuance of restricted stock units																								26,000
Stock options [Member] | Tranche Two [Member]
Class Of Stock [Line Items]
Issuance of restricted stock units																								63,000
Vesting rights, percentage																								25.00%
Restricted Stock Units [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues																	2,000		2,000					4,000				4,000
Issuance of restricted stock units																								0						78,000
Total expense for restricted stock units issuance | $								$ 186,000			$ 155,000
Vesting period								1 year			4 years
Stock-based compensation expense | $																	$ 3,000		$ 47,000					$ 85,000	0
Vested and converted to common shares				60,000																								4,000
Amount recognized related to RSU | $																							171,000			171,000		$ 171,000		$ 90,000
Common stock [Member]
Class Of Stock [Line Items]
Common stock, shares authorized																														75,000,000				5,500,000
Common stock [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Class Of Stock [Line Items]
Amount of purchase common stock issued | $																$ 2,868											$ 1,843
Stock issued during period shares new issues																2,868,169											1,842,920
Conversion of preferred stock to common stock, shares																											16,912,843
Officers [Member] | Restricted Stock Units [Member]
Class Of Stock [Line Items]
Stock option commencing date, description								Subject to providing continuous service to the Company, the RSUs all fully vest on June 1, 2024.			Subject to providing continuous service to the Company, the RSUs vest in four equal annual installments commencing August 1, 2023.
Stock issued during period shares new issues								60,000			18,000
Minimum [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Class Of Stock [Line Items]
Common stock, shares authorized																75,000,000					75,000,000
Maximum [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Class Of Stock [Line Items]
Common stock, shares authorized																200,000,000					200,000,000
Measurement Input, Risk Free Interest Rate [Member] | Tuhura Biosciences Inc. and Subsidiary [Member] | Financial Advisor Warrants [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																						4.15					4.15
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Tuhura Biosciences Inc. and Subsidiary [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																						5.4					5.4
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Tuhura Biosciences Inc. and Subsidiary [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																						5.5					5.5
Measurement Input, Price Volatility [Member] | Tuhura Biosciences Inc. and Subsidiary [Member] | Financial Advisor Warrants [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																						120.4					120.4
Measurement Input, Price Volatility [Member] | Minimum [Member] | Tuhura Biosciences Inc. and Subsidiary [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																						75					75
Measurement Input, Price Volatility [Member] | Maximum [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																						112					112
Measurement Input, Expected Term [Member] | Minimum [Member] | Tuhura Biosciences Inc. and Subsidiary [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input | yr																						0.1					0.1
Measurement Input, Expected Term [Member] | Maximum [Member] | Tuhura Biosciences Inc. and Subsidiary [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input | yr																						0.6					0.6
Measurement Input, Expected Dividend Rate [Member] | Tuhura Biosciences Inc. and Subsidiary [Member] | Warrant [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																						0					0
Measurement Input, Expected Dividend Rate [Member] | Tuhura Biosciences Inc. and Subsidiary [Member] | Financial Advisor Warrants [Member] | Valuation Technique Black Sholes Pricing Model [Member]
Class Of Stock [Line Items]
Warrants outstanding, measurement input																						0					0
Preferred Stock Series C [Member]
Class Of Stock [Line Items]
Dividends, Preferred Stock | $			$ 2,000				$ 49,000
Sale of Stock, Price Per Share | $ / shares			$ 7.93				$ 3.53
Preferred Stock | $							$ 173,000								9,973,000		13,000	9,973,000					9,973,000	9,973,000		9,973,000		9,973,000	9,973,000	$ 10,366,000
Liquidation value | $															$ 9,973,000		$ 0	$ 9,973,000					$ 9,973,000	$ 9,973,000		$ 9,973,000		$ 9,973,000	$ 9,973,000	$ 10,366,000
Convertible preferred stock			7,000
Preferred Stock, shares issued															14,000		0	14,000					14,000	14,000		14,000		14,000	14,000	14,000
Stock issued during period shares new issues																	2,000
Preferred Stock Series C [Member] | Third Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage							20.00%
Preferred Stock Series C [Member] | Fourth Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage			25.00%
Stock issued during period shares new issues																	7,000
Series C-1 Preferred Shares [Member]
Class Of Stock [Line Items]
Conversion price | $ / shares															$ 58		$ 2,030	$ 58					$ 58	$ 58		$ 58		$ 58	$ 58
Series C-2 Preferred Shares [Member]
Class Of Stock [Line Items]
Conversion price | $ / shares															60.7		2,124.5	60.7					60.7	60.7		60.7		60.7	60.7
Series C-3 Preferred Shares
Class Of Stock [Line Items]
Conversion price | $ / shares															$ 57.5			$ 57.5					$ 57.5	$ 57.5		$ 57.5		$ 57.5	$ 57.5
Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Conversion price | $ / shares																	$ 2,012.5
Preferred Stock Series A [Member]
Class Of Stock [Line Items]
Preferred Stock | $															$ 279,000		$ 279,000	$ 279,000					$ 279,000	$ 279,000		$ 279,000		$ 279,000	$ 279,000	$ 279,000
Liquidation value | $															$ 279,000		$ 279,000	$ 279,000					$ 279,000	$ 279,000		$ 279,000		$ 279,000	$ 279,000	$ 279,000
Preferred stock, rate of dividend														3.00%
Preferred Stock, shares issued															279,000		279,000	279,000					279,000	279,000		279,000		279,000	279,000	279,000
Change in preferred stock | $																	$ 0		$ 0					$ 0							$ 0
Preferred Stock Series A [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Class Of Stock [Line Items]
Preferred Stock | $																$ 278,530					$ 278,530	$ 278,530					$ 278,530
Preferred stock, par value | $ / shares																						$ 1					$ 1
Preferred Stock Series A [Member] | Exchange Agreement [Member]
Class Of Stock [Line Items]
Preferred stock, rate of dividend														3.00%
Preferred Stock, shares issued														279,000
Preferred stock, par value | $ / shares														$ 1
Private Placement [Member] | Series C Preferred Stock Warrants
Class Of Stock [Line Items]
Shares issued of common stock for services																	2,504							2,504				2,504,000
Warrant exercise price | $ / shares															$ 1,000		$ 1,000	$ 1,000					$ 1,000	$ 1,000		$ 1,000		$ 1,000	$ 1,000
Shares issued, price per share | $ / shares															1,000		$ 1,000	1,000					1,000	1,000		1,000		1,000	1,000
ATM Facility [Member]
Class Of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares															$ 0.33			$ 0.33					0.21	$ 0.33		$ 0.21		$ 0.21	0.33
Share issuance costs | $															$ 97,000											$ 435,000
Amount of purchase common stock issued | $																		$ 2,579,000
Aggregate shares of common stock issued and sold															8,013,000									8,013,000		53,151,000		1,519,000
Sales agreement aggregate offering price | $					$ 10,900,000	$ 2,850,000
Net proceeds | $															$ 2,579,000									$ 2,579,000		$ 10,471,000		$ 10,471,000
Sale of stock, consideration received on transaction | $															$ 2,579,000									2,579,000		$ 10,471,000		$ 10,471,000
Net proceeds from issuance of stock | $																								$ 2,476,000
ATM Facility [Member] | Common stock [Member]
Class Of Stock [Line Items]
Amount of purchase common stock issued | $																		$ 8,000
Stock issued during period shares new issues																		8,013,000
Lincoln Park [Member]
Class Of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares															$ 0.23			$ 0.23					$ 0.23	$ 0.23		$ 0.23		$ 0.23	$ 0.23
Aggregate shares of common stock issued and sold																								400,000				400,000
Net proceeds | $																								$ 105,000				$ 105,000
Sale of stock, consideration received on transaction | $																								$ 105,000				$ 105,000
Primary Placement Agent Paulson [Member] | Placement Agent Agreements [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Class Of Stock [Line Items]
Payment of reimbursement fees in associated with financing | $																					$ 10,000
Percentage of aggregate cash fee for reimbursement associated with financing																					6.00%
Warrants purchased																135,000					135,000
Secondary Placement Agent Brookline [Member] | Placement Agent Agreements [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Class Of Stock [Line Items]
Percentage of aggregate cash fee for reimbursement associated with financing																					1.20%
Merger Agreement [Member] | Preferred Stock Series C [Member] | First Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage												10.00%
Merger Agreement [Member] | Preferred Stock Series C [Member] | Second Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage									15.00%
Merger Agreement [Member] | Preferred Stock Series C [Member] | Third Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage							20.00%
Merger Agreement [Member] | Preferred Stock Series C [Member] | Fourth Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage			25.00%
Merger Agreement [Member] | Private Placement [Member] | Preferred Stock Series C [Member]
Class Of Stock [Line Items]
Shares issued of common stock for services													25,028,000
Warrant exercise price | $ / shares			$ 1,000										$ 1,000
Shares issued, price per share | $ / shares			$ 1,000										$ 1,000
Merger Agreement [Member] | Private Placement [Member] | Preferred Stock Series C [Member] | First Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage																	10.00%											10.00%
Merger Agreement [Member] | Private Placement [Member] | Preferred Stock Series C [Member] | Second Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage																	15.00%											15.00%
Merger Agreement [Member] | Private Placement [Member] | Preferred Stock Series C [Member] | Third Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage																	20.00%											20.00%
Merger Agreement [Member] | Private Placement [Member] | Preferred Stock Series C [Member] | Fourth Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage																	25.00%
Sales Agreement [Member] | ATM Facility [Member]
Class Of Stock [Line Items]
Commission rate						3.00%
Purchase Agreement [Member]
Class Of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares										$ 10.12
Stock issued during period shares new issues										33,000
Maximum committed purchase obligation | $										$ 2,000,000
Aggregate shares of common stock issued and sold										262,000
Percentage of aggregate number of shares sell										19.99%
Net proceeds | $																														$ 1,903,000
Common stock, shares issued																														229,000
Purchase Agreement [Member] | Regular Purchase [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues										10,000
Purchase Agreement [Member] | Maximum [Member]
Class Of Stock [Line Items]
Amount of purchase common stock issued | $										$ 20,000,000
Exchange Agreement [Member] | Preferred Stock Series A [Member]
Class Of Stock [Line Items]
Preferred stock, rate of dividend														3.00%
Preferred Stock, shares issued														279,000
Preferred stock, par value | $ / shares														$ 1
Purchase Agreement [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues										33,000
Maximum committed purchase obligation | $										$ 2,000,000
Percentage of aggregate number of shares sell																								20.00%
Net proceeds | $																									$ 1,903,000
Common stock, shares issued																				229,000					229,000						229,000
Purchase Agreement [Member] | Regular Purchase [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues										10,000
Purchase Agreement [Member] | Maximum [Member]
Class Of Stock [Line Items]
Amount of purchase common stock issued | $										$ 20,000,000
Purchase Agreement [Member] | Merger Agreement [Member] | Preferred Stock Series C [Member]
Class Of Stock [Line Items]
Shares issued of common stock for services													25,028,000
Sale of Stock, Price Per Share | $ / shares													$ 1,000
Purchase Agreement [Member] | Merger Agreement [Member] | Preferred Stock Series C [Member] | First Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage																								10.00%
Purchase Agreement [Member] | Merger Agreement [Member] | Preferred Stock Series C [Member] | Second Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage																								15.00%
Purchase Agreement [Member] | Merger Agreement [Member] | Preferred Stock Series C [Member] | Third Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage																								20.00%
Purchase Agreement [Member] | Merger Agreement [Member] | Preferred Stock Series C [Member] | Fourth Anniversary [Member]
Class Of Stock [Line Items]
Common stock dividends percentage																								25.00%